Provisions	12 Months Ended
Dec. 31, 2018
Provisions [Abstract]
Provisions

23. PROVISIONS

(1)	Details of provisions are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Asset retirement obligation	61,872	67,200
Provisions for guarantees(*1)	183,247	89,761
Provisions for unused loan commitments	66,115	121,535
Provisions for customer reward credits	40,445	49,180
Other provisions(*2)	58,791	63,637

Total	410,470	391,313

(*1)	Provisions for guarantees include provision for financial guarantee of 71,697 million Won and 47,817 million Won as of December 31, 2017 and 2018, respectively.
(*2)	Other provisions consist of provision for litigation and others.

(2)	Changes in provisions for guarantees and unused loan commitments are as follows (Unit: Korean Won in millions):

1) Provisions for guarantees

	For the year ended December 31
	2016	2017
Beginning balance	364,141	238,117
Provisions provided	4,281	4,876
Provisions used and others	(80,017)	(24,898)
Reversal of unused amount	(64,061)	(60,300)
Foreign currencies translation adjustments	—	9
Others	13,773	25,443

Ending balance	238,117	183,247

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance(*1)	47,132	18,281	127,511	192,924
Replaced with 12-month expected credit loss	92	(92)	—	—
Replaced with expected credit loss for the entire period	(237)	91,008	(90,771)	—
Replaced with credit-impaired financial assets	(38)	(29)	67	—
Provisions used	(20,429)	—	—	(20,429)
Net reversal of unused amount	(4,866)	(75,410)	(25,709)	(105,985)
Others(*2)	23,249	2	—	23,251

Ending balance	44,903	33,760	11,098	89,761

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	This is the effect of new financial guarantee contracts that are initially measured at fair value.

2) Provisions for unused loan commitment

	For the year ended December 31
	2016	2017
Beginning balance	85,313	87,909
Provisions provided	8,502	2,028
Provisions used and others	22	(68)
Reversal of unused amount	(5,409)	(23,744)
Foreign currencies translation adjustments and others	(519)	(10)

Ending balance	87,909	66,115

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance(*)	75,232	27,875	1,878	104,985
Replaced with 12-month expected credit loss	7,770	(7,396)	(374)	—
Replaced with expected credit loss for the entire period	(2,376)	2,525	(149)	—
Replaced with credit-impaired financial assets	(213)	(1,579)	1,792	—
Net provision(reversal) of unused amount	(5,813)	23,860	(1,521)	16,526
Others	24	—	—	24

Ending balance	74,624	45,285	1,626	121,535

(*)	The beginning balance was restated in accordance with IFRS 9.

(3)	Changes in asset retirement obligation are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Beginning balance	39,121	58,076	61,872
Provisions provided	2,034	2,225	1,489
Provisions used	(1,279)	(1,283)	(913)
Reversal of provisions unused	464	(733)	(1,038)
Amortization	(1)	428	564
Increase in restoration costs and others	17,737	3,159	5,226

Ending balance	58,076	61,872	67,200

The amount of the asset retirement obligation is the present value of the best estimate of future expected expenditure to settle the obligation—arising from leased premises as of December 31, 2018, discounted by appropriate discount rate. The restoration cost is expected to occur by the end of each premise’s lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period. In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.

(4)	Changes in other provisions are as follows (Unit: Korean Won in millions):

	For the years ended December 31, 2016
	Provisions for customer reward credits	Other provisions	Total
Beginning balance	5,445	22,581	28,026
Provisions provided	23,525	8,034	31,559
Provisions used and others	(8,158)	(11,323)	(19,481)
Reversal of unused amount	—	—	—
Foreign currencies translation adjustments	—	2,990	2,990
Transfer(*)	503	—	503
Others	778	—	778

Ending balance	22,093	22,282	44,375

	For the years ended December 31, 2017
	Provisions for customer reward credits	Other provisions	Total
Beginning balance	22,093	22,282	44,375
Provisions provided	62,593	42,042	104,635
Provisions used	(84,979)	(8,014)	(92,993)
Reversal of unused amount	—	(77)	(77)
Foreign currencies translation adjustments	—	(249)	(249)
Transfer(*)	21,808	—	21,808
Others	18,930	2,807	21,737

Ending balance	40,445	58,791	99,236

	For the year ended December 31, 2018
	Provisions for customer reward credits	Other provisions	Total
Beginning balance	40,445	58,791	99,236
Provisions provided	70,138	8,384	78,522
Provisions used	(98,170)	(6,940)	(105,110)
Reversal of unused amount	—	(52)	(52)
Foreign currencies translation adjustments	—	(194)	(194)
Transfer(*)	9,228	—	9,228
Others	27,539	3,648	31,187

Ending balance	49,180	63,637	112,817

(*)

As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased for the years ended December 31, 2016. 2017 and 2018, respectively.

(5)	Others

The Group provides settlement services for payments in Korean Won to facilitate trade transactions between Korea and Iran. In connection with these services, the Group is currently being investigated by US government agencies including US prosecutors (United States Attorney’s Office and New York State Attorney General’s Office) as to whether the Group has violated United States laws by participating in prohibited transactions involving the following countries: Iran, Sudan, Syria and Cuba, which have been sanctioned by the US.